Cover Page	Feb. 04, 2020
Cover page.
Document Type	8-K
Document Period End Date	Feb. 04, 2020
Entity Registrant Name	8X8 INC /DE/
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38312
Entity Tax Identification Number	77-0142404
Entity Address, Address Line One	2125 O'Nel Drive
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95131
City Area Code	408
Local Phone Number	727-1885
Title of 12(b) Security	COMMON STOCK, PAR VALUE $.001 PER SHARE
Trading Symbol	EGHT
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001023731
Amendment Flag	false